UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE

DIVERSIFIED STRATEGIC INCOME PORTFOLIO

FORM N-Q

MARCH 31, 2010

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
CORPORATE BONDS & NOTES - 37.5%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.1%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	155,000	$58,125	(a)
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	5,000	1,900	(a)

Total Automobiles				60,025

Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp., Senior Subordinated Notes	6.750%	4/15/14	10,000	8,775
MGM MIRAGE Inc., Notes	6.750%	9/1/12	65,000	61,750
Station Casinos Inc., Senior Notes	7.750%	8/15/16	50,000	3,875	(a)(b)

Total Hotels, Restaurants & Leisure				74,400

Media - 1.9%
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	20,000	19,300	(c)
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	80,000	96,896
Comcast Corp., Notes	6.500%	1/15/15	120,000	135,218
Comcast Corp., Notes	5.875%	2/15/18	10,000	10,704
CSC Holdings Inc., Senior Notes	6.750%	4/15/12	50,000	52,563
DISH DBS Corp., Senior Notes	6.625%	10/1/14	50,000	50,500
News America Inc., Senior Notes	6.200%	12/15/34	20,000	20,010
News America Inc., Senior Notes	6.650%	11/15/37	10,000	10,551
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	50,000	62,479
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	20,000	24,844
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	170,000	206,055
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	40,000	42,097
Time Warner Inc., Senior Notes	7.625%	4/15/31	50,000	57,264

Total Media				788,481

Multiline Retail - 0.1%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	21,750	22,294	(d)

TOTAL CONSUMER DISCRETIONARY				945,200

CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	80,000	82,683
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	10,000	10,050	(c)
Diageo Finance BV	3.250%	1/15/15	50,000	50,250

Total Beverages				142,983

Food & Staples Retailing - 0.5%
CVS Caremark Corp., Senior Notes	6.600%	3/15/19	70,000	78,395
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	124,178	132,033

Total Food & Staples Retailing				210,428

Food Products - 0.3%
Kraft Foods Inc., Senior Notes	5.625%	11/1/11	5,000	5,312
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	100,000	101,829

Total Food Products				107,141

Tobacco - 0.2%
Altria Group Inc., Senior Notes	8.500%	11/10/13	40,000	46,793
Reynolds American Inc., Senior Notes	7.250%	6/1/12	50,000	54,651

Total Tobacco				101,444

TOTAL CONSUMER STAPLES				561,996

ENERGY - 4.4%
Energy Equipment & Services - 0.1%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	40,000	39,800

Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	40,000	49,568
Chesapeake Energy Corp., Senior Notes	6.625%	1/15/16	100,000	98,500
Chesapeake Energy Corp., Senior Notes	6.250%	1/15/18	50,000	47,875
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	10,000	10,075

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Compagnie Generale de Geophysique SA, Senior Notes	7.750%	5/15/17	45,000	$45,225
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	135,000	155,383
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	30,000	30,975	(c)
El Paso Corp., Medium-Term Notes	7.375%	12/15/12	50,000	53,170
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	22,000	21,732
Hess Corp., Notes	8.125%	2/15/19	200,000	244,191
Kerr-McGee Corp., Notes	7.875%	9/15/31	135,000	157,258
Kinder Morgan Energy Partners LP, Notes	6.750%	3/15/11	100,000	105,091
Kinder Morgan Energy Partners LP, Senior Notes	5.850%	9/15/12	20,000	21,741
Noble Energy Inc., Senior Notes	8.250%	3/1/19	60,000	72,785
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	15,000	14,797
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	26,000	28,138
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	32,000	32,944
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	35,000	36,137	(c)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	90,000	89,403
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	55,000	48,675
Tennessee Gas Pipeline Co., Debentures	7.625%	4/1/37	50,000	55,537
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	25,000	25,719
Williams Cos. Inc., Debentures	7.500%	1/15/31	22,000	24,239
Williams Cos. Inc., Notes	7.875%	9/1/21	44,000	51,908
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	52,000	58,495
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,000	9,773
XTO Energy Inc., Senior Notes	7.500%	4/15/12	30,000	33,626
XTO Energy Inc., Senior Notes	5.500%	6/15/18	30,000	32,623
XTO Energy Inc., Senior Notes	6.500%	12/15/18	50,000	57,805

Total Oil, Gas & Consumable Fuels				1,713,388

TOTAL ENERGY				1,753,188

FINANCIALS - 16.9%
Capital Markets - 1.5%
Credit Suisse Guernsey Ltd., Junior Subordinated Notes	5.860%	5/15/17	80,000	75,400	(e)(f)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	260,000	258,086
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	370,000	100,825	(a)(b)(c)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	90,000	450	(a)(e)(f)
Lehman Brothers Holdings E-Capital Trust I, Notes	6.155%	8/19/65	60,000	300	(a)(e)
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	50,000	11,875	(a)
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	20,000	21,587
Morgan Stanley, Medium-Term Notes	5.625%	1/9/12	100,000	105,961
Morgan Stanley, Medium-Term Notes	0.701%	10/18/16	50,000	45,788	(e)

Total Capital Markets				620,272

Commercial Banks - 5.0%
Barclays Bank PLC, Senior Notes	5.200%	7/10/14	100,000	106,886
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	50,000	50,738	(c)
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	20,000	20,138	(c)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	120,000	130,500	(c)(e)(f)
Glitnir Banki HF, Notes	6.330%	7/28/11	150,000	45,000	(a)(b)(c)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	130,000	338	(a)(b)(c)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	100,000	94,284	(c)(e)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	260,000	31,200	(a)(b)(c)
Lloyds TSB Bank PLC, Bonds	4.375%	1/12/15	100,000	98,683	(c)
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	100,000	97,748	(c)
Nordea Bank AB, Senior Notes	3.700%	11/13/14	100,000	100,862	(c)
Nordea Bank AB, Senior Notes	4.875%	1/27/20	100,000	99,355	(c)

Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds	7.191%	7/30/15	120,000	112,601	(c)(e)(f)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	100,000	100,152
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	20,000	19,445

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	50,000	$47,897
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	40,000	37,914
Santander Issuances SA Unipersonal, Subordinated Notes	5.805%	6/20/16	120,000	119,768	(c)(e)
Shinsei Finance Cayman Ltd., Junior Subordinated Bonds	6.418%	7/20/16	130,000	90,256	(c)(e)(f)
SunTrust Capital, Trust Preferred Securities	6.100%	12/15/36	60,000	49,526	(e)
Wachovia Corp., Subordinated Notes	5.250%	8/1/14	420,000	441,588
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	100,000	92,184

Total Commercial Banks				1,987,063

Consumer Finance - 2.8%
American Express Co., Subordinated Debentures	6.800%	9/1/66	100,000	98,250	(e)
American Express Credit Corp., Senior Notes	5.125%	8/25/14	70,000	74,394
Ford Motor Credit Co., LLC, Senior Notes	5.507%	6/15/11	131,000	133,784	(e)
GMAC Inc., Notes	1.750%	10/30/12	100,000	100,641
GMAC Inc., Senior Notes	7.250%	3/2/11	12,000	12,270
GMAC Inc., Senior Notes	6.875%	9/15/11	94,000	95,997
GMAC Inc., Senior Notes	6.625%	5/15/12	62,000	63,240
GMAC Inc., Senior Notes	7.500%	12/31/13	51,000	52,403
GMAC Inc., Senior Notes	6.750%	12/1/14	92,000	92,460
SLM Corp., Medium-Term Notes	5.000%	10/1/13	135,000	129,075
SLM Corp., Medium-Term Notes	5.375%	5/15/14	225,000	213,310
SLM Corp., Medium-Term Notes	5.050%	11/14/14	30,000	27,789
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	25,000	19,346
SLM Corp., Senior Notes	4.341%	4/1/14	30,000	26,003	(e)

Total Consumer Finance				1,138,962

Diversified Financial Services - 5.9%
Bank of America Corp., Senior Notes	4.500%	4/1/15	210,000	211,986
Bank of America Corp., Senior Notes	7.625%	6/1/19	30,000	34,374
Bank of America Corp., Subordinated Notes	7.400%	1/15/11	60,000	62,796
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	90,000	89,069
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	30,000	30,220
Citigroup Inc., Notes	6.500%	8/19/13	160,000	172,613
Citigroup Inc., Senior Notes	6.010%	1/15/15	50,000	52,583
Citigroup Inc., Senior Notes	6.875%	3/5/38	150,000	152,046
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	180,000	179,923
El Paso Performance-Linked Trust Certificates, Senior Notes	7.750%	7/15/11	220,000	228,860	(c)
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	260,000	281,354
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	220,000	207,900	(e)
JPMorgan Chase & Co., Subordinated Notes	5.125%	9/15/14	410,000	433,554
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	110,000	118,585
MUFG Capital Finance 1 Ltd., Preferred Securities	6.346%	7/25/16	100,000	99,282	( e)(f)

Total Diversified Financial Services				2,355,145

Insurance - 1.5%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	110,000	81,950
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	20,000	18,611
Berkshire Hathaway Inc., Senior Notes	3.200%	2/11/15	80,000	80,773
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	190,000	172,900
MetLife Inc., Senior Notes	6.750%	6/1/16	60,000	67,325
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	60,000	65,300	(c)
Travelers Cos. Inc., Junior Subordinated Debentures	6.250%	3/15/37	100,000	98,572	(e)

Total Insurance				585,431

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Real Estate Management & Development - 0.2%
Realogy Corp., Senior Notes	10.500%	4/15/14	110,000	$95,425

TOTAL FINANCIALS				6,782,298

HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	30,000	29,916

Health Care Providers & Services - 1.5%
Community Health Systems Inc., Senior Notes	8.875%	7/15/15	30,000	31,125
DaVita Inc., Senior Notes	6.625%	3/15/13	50,000	50,562
HCA Inc., Senior Notes	6.300%	10/1/12	10,000	10,038
HCA Inc., Senior Notes	6.250%	2/15/13	58,000	57,855
HCA Inc., Senior Secured Notes	9.625%	11/15/16	1,000	1,074	(d)
Tenet Healthcare Corp., Senior Notes	7.375%	2/1/13	75,000	76,125
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	30,000	32,081
WellPoint Health Networks Inc., Notes	6.375%	1/15/12	300,000	323,584
WellPoint Inc., Notes	5.875%	6/15/17	10,000	10,753

Total Health Care Providers & Services				593,197

Pharmaceuticals - 0.8%
Abbott Laboratories, Senior Notes	5.125%	4/1/19	140,000	147,732
Pfizer Inc., Senior Notes	6.200%	3/15/19	90,000	101,831
Wyeth, Notes	5.950%	4/1/37	70,000	73,539

Total Pharmaceuticals				323,102

TOTAL HEALTH CARE				946,215

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	6.000%	3/15/19	40,000	44,205
Boeing Co., Senior Notes	4.875%	2/15/20	20,000	20,503
L-3 Communications Corp., Senior Subordinated Notes	5.875%	1/15/15	125,000	127,812

Total Aerospace & Defense				192,520

Airlines - 0.6%
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	168,540	168,540
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	31,575	29,680
United Airlines Inc., Notes	9.750%	1/15/17	30,000	31,575

Total Airlines				229,795

Industrial Conglomerates - 1.1%
Tyco International Group SA, Notes	6.000%	11/15/13	420,000	464,530

Road & Rail - 0.2%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	30,000	35,625
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	45,000	48,206

Total Road & Rail				83,831

TOTAL INDUSTRIALS				970,676

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	10,000	10,873

MATERIALS - 1.0%
Chemicals - 0.3%
Arco Chemical Co., Debentures	9.800%	2/1/20	50,000	46,500	(a)
FMC Finance III SA, Senior Notes	6.875%	7/15/17	60,000	62,700

Total Chemicals				109,200

Containers & Packaging - 0.1%
Ball Corp., Senior Notes	6.750%	9/15/20	40,000	40,900
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	25,000	0	(a)(b)(g)

Total Containers & Packaging				40,900

Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	60,000	66,839
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	30,000	33,822
Rio Tinto Finance USA Ltd., Senior Notes	5.875%	7/15/13	10,000	11,000

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Steel Dynamics Inc., Senior Notes	6.750%	4/1/15	35,000	$35,438
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	5,000	5,950
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	5,000	5,975
Teck Resources Ltd., Senior Secured Notes	10.750%	5/15/19	5,000	6,150
Vale Overseas Ltd., Notes	6.875%	11/21/36	70,000	72,593

Total Metals & Mining				237,767

TOTAL MATERIALS				387,867

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.6%
AT&T Inc., Global Notes	5.500%	2/1/18	100,000	106,334
AT&T Inc., Global Notes	5.800%	2/15/19	20,000	21,416
AT&T Inc., Global Notes	6.550%	2/15/39	50,000	52,737
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	155,000	166,836
Intelsat Corp., Senior Notes	9.250%	8/15/14	20,000	20,600
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	5,000	5,350
Intelsat Jackson Holdings Ltd., Senior Notes	8.500%	11/1/19	10,000	10,550	(c)
Koninklijke KPN NV, Senior Notes	8.000%	10/1/10	160,000	165,628
Qwest Communications International Inc., Senior Notes	7.500%	2/15/14	50,000	51,125
Telecom Italia Capital S.p.A., Senior Notes	5.250%	10/1/15	140,000	143,515
Verizon Communications Inc., Senior Notes	8.950%	3/1/39	20,000	27,206
Verizon Global Funding Corp., Notes	7.375%	9/1/12	80,000	90,645
Verizon New York Inc., Senior Debentures	6.875%	4/1/12	120,000	130,723
Windstream Corp., Senior Notes	8.625%	8/1/16	40,000	41,100

Total Diversified Telecommunication Services				1,033,765

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	30,000	31,842
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	30,000	34,182
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	200,000	209,000

Total Wireless Telecommunication Services				275,024

TOTAL TELECOMMUNICATION SERVICES				1,308,789

UTILITIES - 3.4%
Electric Utilities - 1.5%
Duke Energy Corp., Senior Notes	5.625%	11/30/12	70,000	76,708
Exelon Corp., Bonds	5.625%	6/15/35	165,000	153,721
FirstEnergy Corp., Notes	7.375%	11/15/31	195,000	202,354
Orion Power Holdings Inc., Senior Notes	12.000%	5/1/10	90,000	90,787
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	80,000	82,648

Total Electric Utilities				606,218

Gas Utilities - 0.1%
Southern Natural Gas Co., Notes	5.900%	4/1/17	20,000	20,932	(c)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	25,000	28,307

Total Gas Utilities				49,239

Independent Power Producers & Energy Traders - 1.5%
AES Corp., Senior Notes	7.750%	10/15/15	40,000	40,900
Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes	8.000%	6/1/16	35,000	35,962	(c)
Edison Mission Energy, Senior Notes	7.625%	5/15/27	20,000	12,900
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	642,360	440,017	(d)
NRG Energy Inc., Senior Notes	7.250%	2/1/14	25,000	25,250
NRG Energy Inc., Senior Notes	7.375%	2/1/16	35,000	34,825

Total Independent Power Producers & Energy Traders				589,854

Multi-Utilities - 0.3%
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	90,000	113,725

TOTAL UTILITIES				1,359,036

TOTAL CORPORATE BONDS & NOTES (Cost - $15,631,244)				15,026,138

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
ASSET-BACKED SECURITIES - 2.8%
FINANCIALS - 2.8%
Automobiles - 0.5%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	100,000	$99,990	(c)
Hertz Vehicle Financing LLC, 2009-2A A2	5.290%	3/25/16	80,000	83,590	(c)

Total Automobiles				183,580

Home Equity - 2.3%
Accredited Mortgage Loan Trust, 2005-3 A1	0.486%	9/25/35	84,651	75,080	(e)
ACE Securities Corp., 2006-SL2 A	0.416%	1/25/36	385,981	23,259	(e)
Bear Stearns Asset-Backed Securities Trust, 2004- BO1 1A2	0.596%	9/25/34	114,962	112,176	(e)
Countrywide Asset-Backed Certificates, 2004-5 M4	1.496%	6/25/34	83,405	19,208	(e)
Countrywide Home Equity Loan Trust, 2006-RES 4Q1B	0.530%	12/15/33	313,230	64,306	(c)(e)
First Horizon ABS Trust, 2006-HE1 A	0.406%	10/25/34	270,296	119,984	(e)
GSRPM Mortgage Loan Trust, 2006-1 A1	0.546%	3/25/35	295,140	221,355	(c)(e)(g)
Indymac Home Equity Loan Asset-Backed Trust, 2006-H1 A	0.416%	4/25/36	225,785	58,316	(e)
Lehman XS Trust, 2006-14N 1A1B	0.456%	9/25/46	439,723	169,917	(e)
SACO I Trust, 2006-4 A1	0.416%	2/25/34	255,482	46,349	(e)
Sail Net Interest Margin Notes, 2003-3 A	7.750%	4/27/33	7,825	0	(b)(c)

Total Home Equity				909,950

TOTAL ASSET-BACKED SECURITIES (Cost - $2,655,639)				1,093,530

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%
American Home Mortgage Investment Trust, 2005- 1 6A	5.294%	6/25/45	379,696	300,367	(e)
Banc of America Mortgage Securities, 2005-H 2A1	4.789%	9/25/35	282,677	237,777	(e)
Commercial Mortgage Pass-Through Certificates, 2001-J2A A1	5.447%	7/16/34	229,649	236,035	(c)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	32,512	32,201
Countrywide Alternative Loan Trust, 2005-59 1A1	0.559%	11/20/35	382,043	201,975	(e)
Countrywide Alternative Loan Trust, 2005-72 A1	0.516%	1/25/36	374,871	227,465	(e)
Countrywide Alternative Loan Trust, 2006-OA6 1A1A	0.456%	7/25/46	426,337	216,087	(e)
Countrywide Home Loan, Mortgage Pass-Through Trust, 2004-23 A	2.454%	11/25/34	268,898	163,209	(e)
Countrywide Home Loan Mortgage Pass-Through Trust, 2005-9 1A1	0.546%	5/25/35	272,423	161,787	(e)
CS First Boston Mortgage Securities Corp., 2005- C6 A4	5.230%	12/15/40	500,000	511,385	(e)
Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 2005-AR1 2A1	4.909%	8/25/35	166,007	122,829	(e)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR2 2A1A	0.447%	3/19/45	238,572	139,638	(e)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.391%	3/19/46	332,692	141,815	(e)
GS Mortgage Securities Corp. II, 2001-1285 C	6.712%	8/15/18	40,000	41,358	(c)
GSR Mortgage Loan Trust, 2005-AR5 1A1	3.847%	10/25/35	382,669	258,539	(e)
Harborview Mortgage Loan Trust, 2004-11 3A1A	0.587%	1/19/35	284,446	154,820	(e)
Harborview Mortgage Loan Trust, 2004-8 2A4A	0.637%	11/19/34	250,240	153,667	(e)
Harborview Mortgage Loan Trust, 2004-8 3A2	0.637%	11/19/34	101,948	55,666	(e)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	3.573%	3/25/35	155,066	104,158	(e)

Indymac Index Mortgage Loan Trust, 2006-AR4 A1A	0.456%	5/25/46	509,329	273,924	(e)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	5.608%	8/25/37	256,681	125,602	(e)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-LD11 A3	5.818%	6/15/49	200,000	205,686	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	132,645	$85,802
MASTR Adjustable Rate Mortgages Trust, 2007-R5 A1	5.596%	11/25/35	134,255	75,370	(c)(e)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	5.051%	5/25/34	121,138	118,785	(e)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 2A3	5.090%	3/25/36	462,580	284,671	(e)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.696%	1/25/37	142,743	80,947	(e)
Structured Adjustable Rate Mortgage Loan Trust, 2005-21 1A	5.798%	11/25/35	147,040	76,155	(e)
Structured Asset Mortgage Investments Inc., 2006- AR5 2A1	0.456%	5/25/46	243,621	130,818	(e)
Voyager Dwnys Delaware Trust, 2009-1 UGL2	2.130%	3/20/47	332,692	36,929	(b)(c)(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.516%	12/25/45	401,024	306,664	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.536%	12/25/45	228,285	153,290	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.923%	9/25/36	191,756	150,208	(e)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR16 6A3	4.998%	10/25/35	327,477	301,492	(e)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR8 2A3	5.216%	4/25/36	104,671	94,402	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,587,592)				5,961,523

MORTGAGE-BACKED SECURITIES - 18.2%
FHLMC - 6.6%
Federal Home Loan Mortgage Corp. (FHLMC)	5.385%	2/1/36	180,744	189,627	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	5.779%	2/1/37	40,765	43,217	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	6.062%	3/1/37	251,767	266,328	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	5.762%	5/1/37	99,020	105,074	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	5.845%	5/1/37	121,641	128,799	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	2/1/15-5/1/16	48,525	52,754
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	9/1/31	140,845	155,394
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-4/1/38	378,664	400,452
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	11/1/36	748,989	775,615
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	12/1/36-2/1/37	488,065	525,032

Total FHLMC				2,642,292

FNMA - 8.5%
Federal National Mortgage Association (FNMA)	6.500%	3/1/16-11/1/36	1,008,989	1,099,138
Federal National Mortgage Association (FNMA)	5.500%	12/1/16-2/1/37	661,283	699,373
Federal National Mortgage Association (FNMA)	5.500%	4/19/25	200,000	213,938	(h)
Federal National Mortgage Association (FNMA)	7.500%	2/1/30-7/1/31	37,073	42,027
Federal National Mortgage Association (FNMA)	7.000%	7/1/30-4/1/32	301,853	339,460
Federal National Mortgage Association (FNMA)	6.000%	3/1/32-4/1/32	426,192	463,159
Federal National Mortgage Association (FNMA)	5.000%	6/1/35	218,658	226,568
Federal National Mortgage Association (FNMA)	6.000%	4/13/40	300,000	318,703	(h)

Total FNMA				3,402,366

GNMA - 3.1%
Government National Mortgage Association (GNMA)	7.000%	6/15/28-7/15/29	34,206	38,419
Government National Mortgage Association (GNMA)	6.500%	9/15/28-2/15/31	148,050	163,008

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31. 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
FNMA - Continued
Government National Mortgage Association (GNMA)	5.000%	1/15/40	598,553		$623,626
Government National Mortgage Association (GNMA)	5.500%	4/20/40	400,000		422,815	(h)

Total GNMA					1,247,868

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $6,895,656)					7,292,526

MUNICIPAL BONDS - 0.2%
California - 0.1%
California State, GO, Build America Bonds	7.300%	10/1/39	40,000		40,182

Georgia - 0.1%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	30,000		29,786
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	10,000		9,952

Total Georgia					39,738

TOTAL MUNICIPAL BONDS (Cost - $80,328)					79,920

SOVEREIGN BONDS - 2.6%
Greece - 0.3%
Hellenic Republic Government Bond, Bonds	6.100%	8/20/15	90,000	EUR	121,757

Italy - 0.8%
Region of Lombardy	5.804%	10/25/32	350,000		337,714

Japan - 0.5%
Japan Bank for International Coop., Senior Notes	2.875%	2/2/15	190,000		190,506

Mexico - 0.4%
United Mexican States, Medium-Term Notes	5.875%	1/15/14	140,000		154,560

Russia - 0.6%
Russian Foreign Bond - Eurobond	11.000%	7/24/18	175,000		248,448	(c)

TOTAL SOVEREIGN BONDS (Cost - $1,044,095)					1,052,985

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.5%
U.S. Government Agencies - 1.7%
Farmer Mac, Guaranteed Trust	5.125%	4/19/17	300,000		314,257	(c)
Federal Home Loan Bank (FHLB), Bonds	1.500%	1/16/13	50,000		49,945
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	100,000		113,311
Federal National Mortgage Association (FNMA), Senior Notes	7.125%	1/15/30	90,000		113,429
Federal National Mortgage Association (FNMA), zero coupon bond	0.000%	10/9/19	100,000		58,645
Tennessee Valley Authority	5.250%	9/15/39	40,000		39,702

Total U.S. Government Agencies					689,289

U.S. Government Obligations - 14.8%
U.S. Treasury Bonds	3.500%	2/15/39	919,000		743,960
U.S. Treasury Bonds	4.250%	5/15/39	600,000		556,125
U.S. Treasury Bonds	4.500%	8/15/39	440,000		425,013
U.S. Treasury Bonds	4.375%	11/15/39	1,260,000		1,191,882
U.S. Treasury Bonds	4.625%	2/15/40	320,000		315,500
U.S. Treasury Notes	2.625%	12/31/14	10,000		10,075
U.S. Treasury Notes	2.750%	11/30/16	480,000		466,913
U.S. Treasury Notes	3.125%	1/31/17	380,000		377,417
U.S. Treasury Notes	3.250%	3/31/17	205,000		204,808
U.S. Treasury Notes	3.375%	11/15/19	790,000		762,536
U.S. Treasury Notes	3.625%	2/15/20	880,000		865,288

Total U.S. Government Obligations					5,919,517

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $6,792,565)					6,608,806

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	31,026		29,434	(i)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31. 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	161,464	$171,051
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	45,109	44,844

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $230,510)				245,329

			SHARES
COMMON STOCK - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SemGroup Corp., Class A Shares (Cost - $773)			25	721	*

PREFERRED STOCKS - 0.3%
FINANCIALS - 0.3%
Consumer Finance - 0.0%
GMAC Inc.	7.000%		20	15,246	(c)

Diversified Financial Services - 0.2%
Citigroup Capital XII	8.500%	3/30/40	2,450	63,317	*

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		7,000	8,890	*(e)
Federal National Mortgage Association (FNMA)	7.000%		300	503	*(e)
Federal National Mortgage Association (FNMA)	8.250%		5,300	6,731	*(e)

Total Thrifts & Mortgage Finance				16,124

TOTAL PREFERRED STOCKS (Cost - $388,722)				94,687

		EXPIRATION DATE	SHARES
RIGHTS - 0.0%
Arco Chemical Co. (Cost - $0)		4/15/10	1,514	0	*(g)

			WARRANTS
WARRANTS - 0.0%
SemGroup Corp. (Cost - $0)		11/30/14	27	223	*(b)

			CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Treasury 10-Year Notes Futures, Call @ $119.00		5/21/10	13	2,234
U.S. Treasury 30-Year Bonds Futures, Call @ $120.00		4/23/10	6	375
U.S. Treasury 30-Year Bonds Futures, Call @ $121.00		5/21/10	1	172

TOTAL PURCHASED OPTIONS (Cost - $7,924)				2,781

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $42,315,048)				37,459,169

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS - 7.1%
U.S. Government Agency - 0.2%
Federal National Mortgage Association (FNMA), Discount Notes (Cost -$91,934)	0.180%	8/23/10	92,000	91,927	(i)(j)
Repurchase Agreement - 6.9%
Morgan Stanley tri-party repurchase agreement dated 3/31/10; Proceeds at maturity - $2,753,001; (Fully collateralized by U.S. government agency obligation, 3.100% due 9/25/15; Market value - $2,813,775) (Cost - $2,753,000)	0.010%	4/1/10	2,753,000	2,753,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,844,934)				2,844,927

TOTAL INVESTMENTS - 100.7% (Cost - $45,159,982#)				40,304,096
Liabilities in Excess of Other Assets - (0.7)%				(260,626)

TOTAL NET ASSETS - 100.0%				$40,043,470

†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2010

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of March 31, 2010.

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EUR	- Euro
GO	- General Obligation

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Call	6/14/10	$99.38	2	$1,325
Eurodollar Futures, Call	9/13/10	99.25	2	1,413
U.S. Treasury 10-Year Notes Futures, Call	4/23/10	118.50	9	703
TOTAL WRITTEN OPTIONS (Premiums received — $4,705)				$3,441

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Variable Diversified Strategic Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$15,026,138	$0	$15,026,138
Asset-backed securities	—	872,175	221,355	1,093,530

Notes to Schedule of Investments (unaudited) (continued)

Collateralized mortgage obligations	—	5,961,523	—	5,961,523
Mortgage-backed securities	—	7,292,526	—	7,292,526
Municipal bonds	—	79,920	—	79,920
Sovereign bonds	—	1,052,985	—	1,052,985
U.S. government & agency obligations	—	6,608,806	—	6,608,806
U.S. treasury inflation protected securities	—	245,329	—	245,329
Common stock	$721	—	—	721
Preferred stocks	16,124	78,563	—	94,687
Rights	—	—	0	0
Warrants	—	223	—	223
Purchased options	2,781	—	—	2,781

Total long-term investments	$19,626	$37,218,188	$221,355	$37,459,169

Short-term investments†	—	2,844,927	—	2,844,927

Total investments	$19,626	$40,063,115	$221,355	$40,304,096

Other financial instruments:
Futures contracts	$(2,123)	—	—	$(2,123)
Forward foreign currency contracts	—	$3,540	—	3,540
Written options	(3,441)	—	—	(3,441)

Total other financial instruments	$(5,564)	$3,540	$—	$(2,024)

Total	$14,062	$40,066,655	$221,355	$40,302,072

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES	COMMON STOCKS	RIGHTS	WARRANTS	TOTAL
Balance as of December 31, 2009	$0	—	$621	—	$0	$621
Accrued premiums/discounts	42	—	—	—	—	42
Realized gain/(loss)(1)	(49,980)	—	(27)	—	(3,947)	(53,954)
Change in unrealized appreciation (depreciation)(2)	49,938	—	127	—	4,170	54,235
Net purchases (sales)	—	—	—	$0	—	0
Transfers into Level 3	—	$221,355	—	—	—	221,355
Transfers out of Level 3	—	—	(721)	—	(223)	(944)

Balance as of March 31, 2010	$0	$221,355	—	$0	$—	$221,355

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010(2)	—	—	—	—	—	—

(1)	This amount is included in net realized gain (loss) from investment transactions.
(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the

Notes to Schedule of Investments (unaudited) (continued)

collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures Contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Inflation-Indexed Bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(j) Credit and Market Risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Other Risks. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(l) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,386,447
Gross unrealized depreciation	(6,242,333)

Net unrealized depreciation	$(4,855,886)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2010, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2-Year Notes	1	6/10	$217,003	$216,953	$(50)
U.S. Treasury 5-Year Notes	5	6/10	574,946	574,219	(727)
U.S. Treasury 10-Year Notes	28	6/10	3,245,505	3,255,000	9,495
Ultra Long Term U.S. Treasury Bonds	1	6/10	120,347	119,968	(379)

					8,339

Contracts to Sell:
German Euro Bund	3	6/10	498,148	500,807	(2,659)
U.S. Treasury 30-Year Bonds	9	6/10	1,037,322	1,045,125	(7,803)

					(10,462)

Net unrealized loss on open futures contracts					$(2,123)

During the period ended March 31, 2010, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2009	47	$20,635
Options written	39	14,411
Options closed	(52)	(23,097)
Options exercised	(8)	(2,161)
Options expired	(13)	(5,083)

Written options, outstanding March 31, 2010	13	$4,705

At March 31, 2010, the Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	300,000	$406,019	5/18/10	$247
Euro	75,000	101,505	5/18/10	3,293

Net unrealized gain on open forward foreign currency contracts				$3,540

At March 31, 2010, the Portfolio held TBA securities with a total cost of $954,741.

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2010.

	Futures Contracts		Purchased Options, at value	Written Options, at value	Forward Foreign Currency Contracts		Total
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation			Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$9,495	$(11,618)	$2,781	$(3,441)	—	—	$(2,783)
Foreign Exchange Contracts	—	—	—	—	$3,540	—	3,540
Other Contracts	—	—	—	—	—	—	—

Total	$9,495	$(11,618)	$2,781	$(3,441)	$3,540	—	$757

During the period ended March 31, 2010, the Portfolio had average market values of $6,853,871, $1,622,090, $14,252, $2,500 and $152,426 in futures contracts (to buy), futures contracts (to sell), written options, purchased options and forward foreign currency contracts (to sell), respectively.

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and or percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 26, 2010